Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Schedule of Finance Cost

For the years ended December 31,	2021	2020	2019
Interest Expense – Short-Term Borrowings and Long-Term Debt	557	392	407
Net Premium (Discount) on Redemption of Long-Term Debt (Note 25)	121	(25)	(63)
Interest Expense – Lease Liabilities (Note 26)	171	87	82
Unwinding of Discount on Decommissioning Liabilities (Note 27)	199	57	58
Other	34	25	27
	1,082	536	511